Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Contract Assets [Line Items]
Contract assets	$ 1,158,370	$ 603,979
Contract Assets for Wastewater Treatment Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract assets	263,528	281,548
Contract Assets for River water Quality Management Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract assets	$ 894,842	$ 322,431